Financial instruments and financial risk management (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Financial instruments and financial risk management
Schedule of carrying value of the financial instruments

	Level 1	Level 2	Level 3	Total
Derivative warrant liabilities – public warrants	149,184	—	—	149,184
Convertible notes	—	—	48,281	48,281
PGI promissory note	—	—	1,185,868	1,185,868
NCAC promissory note	—	—	1,252,864	1,252,864
Balance, September 30, 2024	149,184	—	2,487,013	2,636,197

	Level 1	Level 2	Level 3	Total
Derivative warrant liabilities – private warrants	—	26,608	—	26,608
Derivative warrant liabilities – public warrants	875,000	—	—	875,000
Convertible notes	—	—	7,657,397	7,657,397
NCAC Sponsor promissory note	—	—	1,474,256	1,474,256
PGI promissory note	—	—	1,316,236	1,316,236
Balance, March 31, 2024	875,000	26,608	10,447,889	11,349,497

Schedule of maturities of contractual obligations

	Carrying	Contractual	Less than 1	Between 1
	Amount	Cash Flows	year	and 3 years
Accounts payable & accrued liabilities	858,558	858,558	858,558	—
Convertible note liability	185,976	185,976	185,976	—
Due to Psyence Group	394,752	422,697	422,697	—
Total contractual obligations	1,439,286	1,467,231	1,467,231	—

	Carrying	Contractual	Less than 1	Between 1
	Amount	Cash Flows	year	and 3 years
Accounts payable & accrued liabilities	714,182	714,182	714,182	—
Convertible note liability	7,657,397	3,875,000	250,000	3,625,000
Due to NCAC sponsor	1,615,501	1,615,501	1,615,501	—
Due to Psyence Group	1,460,657	1,460,657	1,460,657	—
Total contractual obligations	11,447,737	7,665,340	4,040,340	3,625,000